UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.29%
Corporate Revenue Bonds – 5.78%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$2,838,454
Dauphin County Industrial Development Authority Water
Revenue
(Dauphin Consolidated Water Supply Project) Series B
6.70% 6/1/17	1,750,000	1,962,747
Pennsylvania Economic Development Financing Authority
(National Gypson) 5.50% 11/1/44 (AMT)	4,000,000	4,054,480
(Shipping Port) Series A 2.55% 11/1/41 ●	2,500,000	2,544,250
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,602,050
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,322,729
		28,324,710
Education Revenue Bonds – 25.07%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	868,493
7.00% 11/1/40	1,000,000	1,162,790
(Carnegie Mellon University Project)
5.00% 3/1/28	3,000,000	3,517,710
Series A 5.00% 3/1/24	1,500,000	1,767,090
(Chatham University Project) Series A 5.00% 9/1/30	1,500,000	1,625,655
(Duquesne University) Series A 5.00% 3/1/33	425,000	474,717
(Robert Morris University Project)
Series A 5.50% 10/15/30	1,275,000	1,386,971
Series A 5.75% 10/15/40	2,200,000	2,396,548
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,965,677
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,181,070
Series A 5.00% 8/1/45	1,250,000	1,313,563
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	3,255,690
(Villanova University) 5.00% 8/1/21	1,745,000	2,092,779

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	$922,784
5.00% 7/1/45	2,500,000	2,612,475
5.00% 7/1/46	1,425,000	1,494,811
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,922,817
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	796,588
5.25% 2/1/34	1,000,000	1,078,460
5.25% 2/1/39	2,750,000	2,952,427
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,576,067
5.75% 4/1/40	2,000,000	2,182,860
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,454,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
5.00% 6/1/32	2,000,000	2,131,880
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,347,900
(Drexel University Project) 5.00% 5/1/20	250,000	293,080
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,486,618
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,092,640
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,924,858
Series A 5.00% 7/1/41	1,500,000	1,595,805
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,550,655
6.25% 10/1/43	2,000,000	2,231,340
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (SGI)	4,000,000	4,067,320
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,625,943
(Temple University)
First Series 5.00% 4/1/21	500,000	591,790
First Series 5.00% 4/1/22	1,200,000	1,430,688
(Thomas Jefferson University Project) 5.00% 3/1/24	1,115,000	1,303,736
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,157,350
Series A 5.00% 9/1/29	1,000,000	1,134,350

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Trustees of the University of Pennsylvania)
Series A 5.00% 9/1/41	5,000,000	$5,543,950
(University of Pennsylvania)
Series B 5.00% 9/1/26	1,450,000	1,668,413
Series B 5.00% 9/1/27	1,550,000	1,778,114
Series B 5.00% 9/1/30	1,000,000	1,137,520
Series B 5.00% 9/1/31	250,000	282,115
Series B 5.00% 9/1/32	1,000,000	1,128,460
(University of the Sciences) 5.00% 11/1/42	1,000,000	1,083,200
Pennsylvania State University
Series B 5.25% 8/15/22	1,865,000	2,285,688
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory) 7.25% 6/15/43	2,500,000	2,760,875
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,165,000	1,237,288
Series A 5.75% 6/15/42	2,500,000	2,567,600
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,588,275
Series A 5.625% 6/15/42	3,000,000	3,160,230
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,763,803
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,099,080
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,627,316
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,116,533
7.00% 6/15/43	1,535,000	1,692,491
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,525,000	1,526,312
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,000,980
University of Pittsburgh Commonwealth System of Higher
Education
(Capital Project) Series B 5.00% 9/15/28	2,090,000	2,365,964
(University Capital Project) Series B 5.25% 9/15/25	8,075,000	9,402,934
		122,785,136
Electric Revenue Bonds – 1.21%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance)
Series A 5.00% 8/1/15	2,640,000	2,719,332

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance)
Series A 5.00% 8/1/16	3,000,000	$3,205,710
		5,925,042
Healthcare Revenue Bonds – 25.64%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,539,031
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	11,524,500
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	9,448,000
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,129,890
Chester County Health & Education Facilities Authority
Jefferson Health System Series A 5.00% 5/15/17	1,370,000	1,518,316
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,550,600
6.375% 1/1/39	5,000,000	5,543,400
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,868,700
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,503,547
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,388,800
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,852,403
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,138,360
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,485,335
5.00% 4/1/33	1,830,000	1,877,360
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,037,010
5.25% 7/1/42	1,500,000	1,541,970
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,248,440
Series A 5.00% 1/1/41	1,500,000	1,612,860

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	$1,201,480
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,457,050
(Abington Memorial Hospital Obligation Group)
5.00% 6/1/31	4,000,000	4,409,800
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,353,537
5.00% 11/15/28	1,600,000	1,726,976
5.00% 11/15/29	680,000	733,965
Series A-1 6.25% 11/15/29	700,000	806,631
Series B 5.00% 11/15/22	3,000,000	3,142,770
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,027,340
Series A 5.00% 12/1/30	1,500,000	1,529,670
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38 (FHA)	995,000	1,119,912
(Whitemarsh Continuing Care)
6.125% 2/1/28	3,000,000	3,012,000
6.25% 2/1/35	1,000,000	1,003,680
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,483,314
5.00% 7/1/32	1,275,000	1,331,393
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,839,050
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,406,199
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health Care System)
5.00% 8/15/24	4,850,000	5,684,103
5.25% 8/15/26	3,910,000	4,603,673
5.75% 8/15/23	2,500,000	3,068,825

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	$4,258,695
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,795,000	5,577,496
		125,586,081
Housing Revenue Bonds – 1.79%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	1,060,000	1,061,940
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,344,966
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUB)	2,295,000	2,332,684
		8,739,590
Lease Revenue Bonds – 5.62%
Allegheny County Industrial Development Authority Lease
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,349,765
5.125% 9/1/31	910,000	917,071
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	11,116,100
Pennsylvania Economic Development Financing Authority
(Unemployment Compensation Revenue) Series B
5.00% 1/1/20	3,000,000	3,505,590
Pennsylvania Industrial Development Authority
(Economic Development)
5.00% 7/1/17	1,000,000	1,107,100
5.50% 7/1/23	4,385,000	4,886,863
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,632,000
		27,514,489
Local General Obligation Bonds – 7.08%
Allegheny County
Series C-65 5.00% 5/1/18	3,765,000	4,271,091
Series C-69 5.00% 12/1/28	1,000,000	1,138,770
Series C-70 5.00% 12/1/33	2,205,000	2,472,687
Bethel Park School District
5.10% 8/1/33	3,000,000	3,402,270
Central Bucks School District
Series B 5.00% 5/15/20	2,295,000	2,724,463

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chester County
5.00% 11/15/32	5,725,000	$6,604,875
5.00% 11/15/33	2,625,000	3,019,406
Series C 5.00% 7/15/29	3,000,000	3,434,670
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,936,450
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,481,830
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,193,910
		34,680,422
Pre-Refunded/Escrowed to Maturity Bonds – 7.76%
Commonwealth of Pennsylvania
Second Series 5.00% 1/1/22-16§	10,000,000	10,518,100
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	3,500,000	3,600,590
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Widener University) 5.00% 7/15/39-15§	1,440,000	1,483,834
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,356,211
(Widener University) 5.00% 7/15/39-15§	1,560,000	1,607,486
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18§	615,000	716,537
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	8,920,000	10,279,319
Puerto Rico Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,450,402
		38,012,479
Resource Recovery Revenue Bond – 0.66%
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,212,936
		3,212,936
Special Tax Revenue Bonds – 3.54%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,776,465

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	$99,216
Series A 5.75% 12/1/34	3,050,000	3,372,324
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,185,240
Pennsylvania Economic Development Financing Authority
Series A 5.00% 7/1/16	1,170,000	1,257,539
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,349,200
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,293,760
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,019,740
		17,353,484
State General Obligation Bonds – 3.93%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,779,810
First Series 5.00% 3/15/28	5,000,000	5,563,700
First Series 5.00% 11/15/29	6,000,000	6,990,720
Second Series 5.00% 4/15/18	4,335,000	4,929,935
		19,264,165
Transportation Revenue Bonds – 8.21%
Lehigh Northampton Airport Authority Revenue
Series A 6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,527,791
Series A 6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,702,889
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,851,610
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,394,700
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,058,827
Series A 5.00% 12/1/23	2,450,000	2,942,009
Series B 5.00% 12/1/24	1,930,000	2,219,018
Series E 5.00% 12/1/29	5,000,000	5,643,000
Series E 5.00% 12/1/30	2,000,000	2,250,460
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,422,844

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	$6,191,484
		40,204,632
Water & Sewer Revenue Bonds – 2.00%
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,234,145
6.00% 12/1/37	1,000,000	1,077,920
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,288,580
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,197,410
		9,798,055
Total Municipal Bonds (cost $441,433,457)		481,401,221

Total Value of Securities – 98.29%
(cost $441,433,457)		$481,401,221

Receivables and Other Assets Net of Liabilities – 1.71%		8,363,845
Net Assets – 100.00%		$489,765,066

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $2,627,316, which represents 0.54% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
HUB – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$481,401,221

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-007 [11/14] 1/15 (13764)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: